Change in accounting policy (Detail) - Impact to Financial Results - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Depreciation and depletion	$ (59,326)
Exploration expenses	(50,773)	$ (18,628)
Income taxes	(3,173)	(28,345)
Net Income (Loss)	(99,601)	16,206
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(84,725)	$ (2,673)
Non-controlling interest	$ (14,876)
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.28)	$ (0.01)
Diluted	$ (0.28)	$ (0.01)
Previously Reported [Member]
Statement Line Items [Line Items]
Depreciation and depletion	$ (59,785)	$ (35,327)
Exploration expenses
Income taxes	(6,322)	(29,888)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(39,615)	11,353
Non-controlling interest	$ (12,821)	$ 19,737
Weighted average shares outstanding (thousands)
Basic	302,005	252,392
Diluted	302,005	253,000
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.13)	$ 0.04
Diluted	$ (0.13)	$ 0.04
Adjustment [Member]
Statement Line Items [Line Items]
Depreciation and depletion	$ 459	$ 2,201
Exploration expenses	(50,773)	(18,628)
Income taxes	3,149	1,543
Net Income (Loss)	(47,165)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(45,110)	(14,026)
Non-controlling interest	$ (2,055)	$ (858)
Weighted average shares outstanding (thousands)
Basic
Diluted
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.15)	$ (0.05)
Diluted	$ (0.15)	$ (0.05)
Restated [Member]
Statement Line Items [Line Items]
Depreciation and depletion	$ (59,326)	$ (33,126)
Exploration expenses	(50,773)	(18,628)
Income taxes	(3,173)	(28,345)
Net Income (Loss)		16,206,000
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(84,725)	(2,673)
Non-controlling interest	$ (14,876)	$ 18,879
Weighted average shares outstanding (thousands)
Basic	302,005	252,392
Diluted	302,005	252,392
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.28)	$ (0.01)
Diluted	$ (0.28)	$ (0.01)